UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 90.2%
Corporate – 7.0%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$750	$758,820
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	374,829
County of Jefferson New York Industrial Development Agency, Refunding RB, Solid Waste Disposal, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/20	250	250,040
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	1,000	1,007,740
New York City Industrial Development Agency, RB, AMT:
American Airlines, Inc., JFK International Airport, 7.75%, 8/01/31 (a)	2,000	2,219,640
British Airways PLC Project, 5.25%, 12/01/32	1,000	869,950
New York City Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	2,500	2,685,975
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	1,520	1,389,128
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	5,000	5,282,650
5.50%, 10/01/37	780	847,946
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,400	1,180,550
		16,867,268

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District – 22.2%
City of New York New York, GO, Fiscal 2014:
Fiscal 2012, Series A-1, 5.00%, 8/01/35	$400	$420,884
Series D, Sub-Series D-1, 5.00%, 8/01/31 (b)	690	742,129
City of New York New York, GO, Refunding, Series E, 5.50%, 8/01/25 (b)	1,280	1,516,800
City of New York New York, GO:
Sub-Series A-1, 5.00%, 10/01/34	600	634,290
Sub-Series G-1, 5.00%, 4/01/29	750	808,650
Sub-Series I-1, 5.38%, 4/01/36	2,650	2,920,247
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	500,315
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	620	643,820
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,970	5,985,164
5.75%, 2/15/47	100	105,800
(AGC), 5.00%, 2/15/47	1,000	1,006,550
(AGM), 5.00%, 2/15/47	1,050	1,056,877
(NPFGC), 4.50%, 2/15/47	3,665	3,325,658
New York City Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	974,576
5.00%, 7/01/33	400	416,904
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 6.02%, 3/01/42 (c)	5,000	928,050
CAB, Yankee Stadium Project, Series A (AGC), 6.11%, 3/01/45 (c)	1,500	226,740
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	761,712

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Industrial Development Agency, RB, PILOT (concluded):
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	$2,600	$2,285,218
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	1,350	1,297,890
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	222,252
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, (AMBAC):
5.00%, 11/15/35	1,600	1,610,480
5.00%, 11/15/44	1,500	1,501,110
New York Liberty Development Corp., Refunding RB, Liberty:
2nd Priority Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	9,305	9,856,693
2nd Priority Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,270,764
4 World Trade Center Project, 5.00%, 11/15/31	860	885,998
4 World Trade Center Project, 5.00%, 11/15/44	830	834,357
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,430,303
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	2,010	1,894,807
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	5,085	5,105,747
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	1,720	1,647,399
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	5	5,355
North Country Development Authority, Refunding RB, (AGM), 6.00%, 5/15/15	335	350,454
		53,173,993

Municipal Bonds	Par (000)	Value
New York (continued)
Education – 16.3%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	$305	$304,533
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	890	836,974
South Bronx Charter School for International Cultures and the Arts Project, 5.00%, 4/15/43	1,000	823,200
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	6,000	6,050,160
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	1,000	1,054,300
County of Madison New York Industrial Development Agency New York, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	400	387,600
County of Monroe New York Industrial Development Corp., Refunding RB, Universtiy of Rochester, Series A, 5.00%, 7/01/38	240	249,372
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,000	1,021,340
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	350,694
5.00%, 7/01/42	220	206,294
County of Schenectady New York Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	1,000	1,039,450
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	512,775

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Suffolk New York Industrial Development Agency, Refunding RB, Remarketing, New York Institute of Technology Project, 5.00%, 3/01/26	$750	$756,975
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	482,153
New York City Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	520,495
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A:
4.75%, 12/01/39	1,550	1,552,371
5.00%, 12/01/39	1,325	1,349,539
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	773,752
New York State Dormitory Authority, RB:
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	553,735
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,101,716
Teachers College, Series B, 5.00%, 7/01/42	450	458,271
The New School (AGM), 5.50%, 7/01/43	1,000	1,047,520
University of Rochester, Series A, 5.13%, 7/01/14 (d)	1,500	1,554,135
University of Rochester, Series A, 5.35%, 7/01/39 (e)	1,000	1,014,450
University of Rochester, Series B, 5.00%, 7/01/39	550	557,958
New York State Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,149,120
Brooklyn Law School, 5.75%, 7/01/33	475	492,580
Culinary Institute of America, 5.00%, 7/01/42	300	287,193
New York University, Series A, 5.00%, 7/01/42	1,000	1,027,760

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
Rochester Institute of Technology, 5.00%, 7/01/34	$750	$783,457
Rochester Institute of Technology, 5.00%, 7/01/38	310	317,707
Rochester Institute of Technology, 5.00%, 7/01/42	1,460	1,484,732
Skidmore College, Series A, 5.25%, 7/01/29	135	145,028
St. John's University, Series A, 5.00%, 7/01/27	450	481,217
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,095	2,281,664
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	2,095	2,246,867
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	920,490
Teachers College, 5.50%, 3/01/39	850	888,777
		39,066,354
Health – 17.7%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	317,487
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A:
5.88%, 2/01/18	395	395,545
6.00%, 2/01/28	185	185,072
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	500	474,165
5.00%, 12/01/32	1,080	974,949

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	$860	$687,613
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,091,832
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program, Series F-1 (ACA), 4.90%, 7/01/21	525	476,658
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 4.25%, 7/01/42	350	293,332
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	845	770,082
County of Suffolk New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program Series D-1:
6.50%, 7/01/17	115	114,105
(ACA), 4.90%, 7/01/21	330	290,357
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	300,742
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Series A, Remarketing, 5.00%, 11/01/30	3,075	3,161,346
Series B, 6.00%, 11/01/30	375	409,980
County of Westchester New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1 (ACA), 4.90%, 7/01/21	350	307,955
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	650	639,932

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project (concluded):
5.00%, 1/01/28	$930	$932,660
5.00%, 1/01/34	875	855,321
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,040,320
New York City Industrial Development Agency, RB:
PSCH, Inc. Project, 6.38%, 7/01/33	2,555	2,460,925
Special Needs Facilities Pooled Program, Series A-1, 6.50%, 7/01/17	485	481,227
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	1,765	1,751,268
New York City Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program:
Series A-1 (ACA), 4.38%, 7/01/20	1,000	869,290
Series A-1 (ACA), 4.50%, 7/01/30	210	154,400
Series C-1 (ACA), 5.10%, 7/01/31	525	430,458
New York State Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 2/15/37	1,075	1,120,483
Healthcare, Series A, 5.00%, 3/15/38	250	258,183
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	760,208
Memorial Sloan-Kettering Cancer Center, 5.00%, 7/01/41	1,000	1,014,780
Mental Health Services (AGM), 5.00%, 2/15/22	1,000	1,128,830
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/14 (d)	985	1,025,109
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	700	740,292

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	4

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
New York University Hospitals Center, Series A, 5.75%, 7/01/31	$1,055	$1,129,715
New York University Hospitals Center, Series B, 5.63%, 7/01/37	530	541,888
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,675	1,745,936
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/37	1,725	1,827,758
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	500	452,200
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	296,226
Mount Sinai Hospital Obligated Group, Series A, 5.00%, 7/01/26	1,635	1,754,322
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,500	1,510,080
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,500	2,550,500
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,000	1,050,380
St. Luke's Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	501,750
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project:
4.50%, 7/01/32	3,225	2,710,193
5.00%, 7/01/42	540	460,523

		42,446,377
Housing – 3.7%
City of Yonkers New York Industrial Development Agency, RB, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 4/01/37	585	581,092

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
City of Yonkers New York Industrial Development Agency, RB, AMT (SONYMA) (concluded):
Sacred Heart Association Project, Series A, 5.00%, 10/01/37	$1,640	$1,644,526
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	1,000	1,001,030
New York City Housing Development Corp., RB, M/F Housing, Series C, AMT, 5.05%, 11/01/36	1,220	1,226,173
New York Mortgage Agency, Refunding RB, Series 133, AMT, 4.95%, 10/01/21	395	401,676
New York State HFA, RB, M/F Housing Series A AMT:
Division Street (SONYMA), 5.10%, 2/15/38	875	877,100
Highland Avenue Senior Apartments (SONYMA), 5.00%, 2/15/39	2,000	1,988,500
Kensico Terrace Apartments (SONYMA), 4.90%, 2/15/38	645	626,314
Watergate II, 4.75%, 2/15/34	580	573,255
		8,919,666
State – 5.5%
New York City Transitional Finance Authority Building Aid, BARB Series S-1:
Fiscal 2008, 4.50%, 1/15/38	500	496,315
Fiscal 2013, 4.00%, 7/15/42	2,000	1,701,800
New York State Dormitory Authority, RB, General Purpose, Series E, 5.00%, 2/15/29	1,715	1,866,503
New York State Dormitory Authority, Refunding RB, General Purpose, Series D, 5.00%, 2/15/33	750	797,408
New York State Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 3.50%, 3/15/28	1,750	1,673,175

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Urban Development Corp., Refunding RB:
Clarkson Center Advance Materials, 5.50%, 1/01/20	$1,685	$1,944,793
University Facilities Grants, 5.50%, 1/01/19	3,500	4,068,225
State of New York, GO, Series A, 5.00%, 2/15/39	750	794,610
		13,342,829
Transportation – 11.7%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	500	543,725
Series C, 6.50%, 11/15/28	1,760	2,058,742
Series H, 5.00%, 11/15/25	1,000	1,105,990
Metropolitan Transportation Authority, Refunding RB:
Series D, 4.00%, 11/15/32	1,500	1,425,285
Series F, 5.00%, 11/15/30	2,890	3,038,980
Series F (AGM), 4.00%, 11/15/30	1,985	1,972,753
New York State Thruway Authority, Refunding RB, General:
Series A-1, 5.00%, 4/01/29	1,000	1,067,270
Series I, 5.00%, 1/01/37	920	946,238
Series I, 5.00%, 1/01/42	280	286,056
Port Authority of New York & New Jersey, ARB, Special Project JFK International Air Terminal LLC:
Series 6, AMT (NPFGC), 6.25%, 12/01/13	2,575	2,585,738
Series 6, AMT (NPFGC), 6.25%, 12/01/14	2,620	2,688,644
Series 8, 6.00%, 12/01/42	2,000	2,142,720
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 177th Series, AMT:
3.50%, 7/15/37	2,000	1,562,240
4.00%, 1/15/43	5,000	4,248,700
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 4.92%, 11/15/32 (c)	2,480	979,426
General, CAB, Series B, 4.75%, 11/15/32 (c)	1,520	618,868
General, Series B, 5.00%, 11/15/31	125	133,979

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (concluded):
Sub-Series A, 5.00%, 11/15/30	$500	$535,060
		27,940,414
Utilities – 6.1%
County of Suffolk New York Water Authority, Refunding RB, 3.00%, 6/01/25	1,160	1,115,793
Long Island Power Authority, RB, General Electric System:
Series A (AGM), 5.00%, 5/01/36	500	510,420
Series C (CIFG), 5.25%, 9/01/29	3,000	3,257,250
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 4/01/24	875	961,826
6.00%, 5/01/33	2,450	2,770,999
5.75%, 4/01/39	300	321,390
New York City Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47	2,000	2,064,980
New York City Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	500	554,535
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	800	874,800
Second General Resolution, Series HH, 5.00%, 6/15/32 (f)	950	1,009,831
New York State Environmental Facilities Corp., Refunding RB, New York City Municipal Water, Revolving Funds, Series B, 5.00%, 6/15/36	1,000	1,058,230
		14,500,054
Total Municipal Bonds in New York		216,256,955

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	6

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico — 0.8%
Housing – 0.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$1,195	$1,188,571

		1,188,571
State – 0.3%
Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (NPFGC), 8.39%, 7/01/42 (c)	7,470	702,404
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series I, 5.25%, 7/01/14 (d)	55	57,050
		759,454
Total Municipal Bonds in Puerto Rico		1,948,025
Total Municipal Bonds — 91.0%		218,204,980

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York — 13.5%
County/City/Special District/School District – 3.2%
City of New York New York, GO, Series J, 5.00%, 5/15/23	1,800	1,851,462
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47 (h)	2,250	2,380,299
New York City Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,722,402
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35 (h)	1,604	1,614,163
		7,568,326
Education – 0.6%
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	1,350	1,445,891
		1,445,891

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (concluded)
State – 0.9%
New York City Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	$2,100	$2,285,603
		2,285,603
Transportation – 4.2%
New York Liberty Development Corp., RB, World Trade Center Port Authority Construction, Series 1, 5.25%, 12/15/43	6,495	6,775,807
New York State Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,670,900
Port Authority of New York & New Jersey, RB, Consolidated, Series 169, AMT, 5.00%, 10/15/26	1,500	1,622,670
		10,069,377
Utilities – 4.6%
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	2,790	2,965,714
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,751	3,870,651
Series A, 4.75%, 6/15/30	4,000	4,149,720
		10,986,085
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 13.5%		32,355,282
Total Long-Term Investments (Cost — $250,578,071) — 104.5%		250,560,262

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (i)(j)	7,559,266	7,559,266
Total Short-Term Securities (Cost — $7,559,266) — 3.2%		7,559,266

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $258,137,337*) — 107.7%	$258,119,528
Other Assets Less Liabilities — 0.1%	396,046
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.8%)	(18,792,874)
Net Assets — 100.0%	$239,722,700

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$239,635,449
Gross unrealized appreciation	$8,824,520
Gross unrealized depreciation	(9,129,520)
Net unrealized depreciation	$(305,000)

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
National Financial Services Group	$2,258,929	$1,335

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from November 15, 2014 to February 15, 2019 is $2,036,178.
(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at September 30, 2013	Income
BIF New York Municipal Money Fund	4,783,356	2,775,910	7,559,266	$140

(j)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	8

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund

ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$250,560,262	—	$250,560,262
Short-Term Securities	$7,559,266	—	—	7,559,266
Total	$7,559,266	$250,560,262	—	$258,119,528

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	9

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Fund

Certain of the Fund's liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(247)	—	$(247)
TOB trust certificates	—	(18,789,079)	—	(18,789,079)

Total	—	$(18,789,326)	—	$(18,789,326)

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	10

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 25, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 25, 2013